Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Issuance of SAFE in lieu of cash for advisory services							$ 14,907
Simple Agreement For Future Equity [Member]
Balance							29,190
Change in fair value							(3,253)
Balance
Proceeds from issuance							2,760
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services							166
Loss at inception
Conversion into Common Stock							(28,863)
Contingently Convertible Notes Payable Fair Value [Member]
Balance							1,152
Change in fair value							874
Balance
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Conversion into Common Stock							(2,026)
Forward Purchase Agreement Derivative Asset [Member]
Balance		$ (5)	$ (57)	$ (11)	(230)	(230)
Change in fair value		3	37	9	210	219	4,290
Balance		(2)	(20)	(2)	(20)	(11)	(230)
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset							(4,520)
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Conversion into Common Stock
Public Warrants [Member]
Balance		75	598	110	575	575
Change in fair value		14	(114)	(21)	(91)	(465)	(2,415)
Balance		89	484	89	484	110	575
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023							2,990
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Conversion into Common Stock
Private Warrants [Member]
Balance		12	99	18	96	96
Change in fair value		2	(18)	(4)	(15)	(78)	(401)
Balance		$ 14	$ 81	$ 14	81	18	96
Proceeds from issuance
Recognition of Forward Purchase Agreement Derivative Asset
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023							497
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Conversion into Common Stock
Series B Convertible Preferred Stock [Member]
Balance	[1]
Change in fair value	[1]						(2,684)
Balance	[1]
Proceeds from issuance	[1]						24,497
Recognition of Forward Purchase Agreement Derivative Asset	[1]
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	[1]
Issuance of SAFE in lieu of cash for advisory services	[1]
Loss at inception	[1]						2,412
Conversion into Common Stock	[1]						$ (24,225)

[1]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).